Monsanto Company

800 North Lindbergh Blvd

St. Louis, Missouri 63167

http//www.monsanto.com

October 19, 2012

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Ladies and Gentlemen:

Transmitted herewith is Monsanto Company’s Form 10-K for the period ended August 31, 2012, together with the related financial statements, financial statement schedules and exhibits.

The financial statements contained in Monsanto Company’s Form 10-K provided herewith do not reflect any change from the preceding period in accounting principles or practices or in the method of applying such principles or practices except for the adoption of the amendments to Accounting Standards Codification topic 220, Comprehensive Income, topic 820, Fair Value Measurements and topic 715, Compensation.

I have signed for the Company as Controller and its Principal Accounting Officer.

Sincerely,

/s/ Nicole M. Ringenberg

Nicole M. Ringenberg

Vice President and Controller